UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23937

JOHN HANCOCK CQS MULTI ASSET CREDIT FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
CQS Multi Asset Credit Fund (Formerly John Hancock Multi Asset Credit Fund)
Closed-end alternative
April 30, 2025

John Hancock
CQS Multi Asset Credit Fund

2	Your fund at a glance
3	Portfolio summary
5	Consolidated Fund’s investments
15	Consolidated financial statements
18	Consolidated financial highlights
19	Notes to consolidated financial statements
28	Additional information
29	More information
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2025 (% of net assets)

QUALITY COMPOSITION AS OF 4/30/2025 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

COUNTRY COMPOSITION AS OF 4/30/2025 (% of net assets)
United States	35.1
Ireland	18.9
United Kingdom	15.3
France	9.1
Luxembourg	8.7
Germany	4.5
Netherlands	1.7
Belgium	1.4
Austria	1.2
Other countries	4.1
TOTAL	100.0
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	4

Consolidated Fund’s investments
AS OF 4-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 22.8%					$17,979,489
(Cost $17,114,523)
Communication services 0.7%					585,727
Media 0.7%
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	585,727
Consumer discretionary 2.4%					1,898,727
Broadline retail 0.8%
PEU Fin PLC	7.250	07-01-28	EUR	500,000	586,102
Hotels, restaurants and leisure 0.9%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	533,347
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	196,406
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	582,872
Consumer staples 0.7%					521,952
Consumer staples distribution and retail 0.7%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	521,952
Financials 16.9%					13,304,295
Banks 8.2%
Alpha Services and Holdings SA (11.875% to 8-8-28, then 5 Year Euro Swap Rate + 9.312%) (A)	11.875	02-08-28	EUR	500,000	653,547
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (A)	11.875	12-21-28	EUR	200,000	264,231
Bank of Ireland Group PLC (6.375% to 9-10-30, then 5 Year EURIBOR ICE Swap Rate + 4.026%) (A)	6.375	03-10-30	EUR	257,000	290,426
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (A)	4.375	03-15-28		229,000	205,249
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (A)	8.500	06-15-30	GBP	500,000	678,012
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (A)	7.250	09-18-29	EUR	200,000	229,717
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)	4.625	02-25-31		600,000	506,194
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (A)	9.250	06-12-29	EUR	200,000	239,777
Close Brothers Group PLC (2.000% to 9-11-26, then 5 Year United Kingdom Gilt Rate + 1.700%)	2.000	09-11-31	GBP	100,000	121,309
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (A)	11.125	11-29-28	GBP	300,000	$391,863
Coventry Building Society (8.750% to 12-11-29, then 5 Year United Kingdom Gilt Rate + 4.727%) (A)	8.750	06-11-29	GBP	204,000	277,881
La Banque Postale SA (3.000% to 5-20-29, then 5 Year Euro Swap Rate + 3.121%) (A)	3.000	11-20-28	EUR	600,000	587,994
NIBC Bank NV (8.250% to 7-4-30, then 5 Year Euro Swap Rate + 5.599%) (A)	8.250	01-04-30	EUR	200,000	238,485
Oldenburgische Landesbank AG (8.500% to 4-24-29, then 5 Year EURIBOR ICE Swap Rate + 5.833%)	8.500	04-24-34	EUR	100,000	128,400
OTP Bank NYRT (7.300% to 7-30-30, then 5 Year CMT + 2.861%)	7.300	07-30-35		500,000	503,022
Raiffeisen Bank International AG (6.000% to 12-15-26, then 5 Year Euro Swap Rate + 6.446%) (A)	6.000	06-15-26	EUR	600,000	680,148
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)	5.375	11-18-30		282,000	246,208
Standard Chartered PLC (4.300% to 2-19-29, then 5 Year CMT + 3.135%) (A)	4.300	08-19-28		201,000	178,826
Capital markets 4.1%
Deutsche Bank AG (4.625% to 4-30-28, then 5 Year EURIBOR ICE Swap Rate + 4.747%) (A)	4.625	10-30-27	EUR	600,000	630,030
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (A)	10.500	08-28-29	GBP	252,000	360,238
Thulite SA (B)	10.849	07-04-44	EUR	2,000,000	2,265,701
Financial services 3.0%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (A)	9.875	07-31-30		600,000	576,750
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 2.750%) (C)	4.679	06-28-27	EUR	100,000	107,734
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(C)	8.474	04-28-28	EUR	400,000	371,725
Kane Bidco, Ltd.	6.500	02-15-27	GBP	500,000	660,520
OSB Group PLC (6.000% to 4-7-27, then 5 Year United Kingdom Gilt Rate + 5.393%) (A)	6.000	10-07-26	GBP	400,000	506,472
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	6

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
OSB Group PLC (8.875% to 1-16-29, then 1 Year United Kingdom Gilt Rate + 5.255%)	8.875	01-16-30	GBP	109,000	$158,447
Insurance 1.6%
Pension Insurance Corp. PLC	8.000	11-13-33	GBP	131,000	186,843
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (A)	10.125	05-25-33	GBP	400,000	594,438
Rothesay Life PLC (4.875% to 10-13-27, then 5 Year CMT + 3.580%) (A)	4.875	04-13-27		500,000	464,108
Health care 0.9%					719,561
Biotechnology 0.9%
Grifols SA	7.500	05-01-30	EUR	604,000	719,561
Materials 0.1%					106,784
Chemicals 0.1%
INEOS Quattro Finance 2 PLC	6.750	04-15-30	EUR	105,000	106,784
Real estate 1.1%					842,443
Real estate management and development 1.1%
Aroundtown Finance Sarl (7.125% to 4-16-30, then 5 Year EURIBOR ICE Swap Rate + 4.508% to 4-16-35, then 5 Year EURIBOR ICE Swap Rate + 4.758% to 4-16-50, then 5 Year EURIBOR ICE Swap Rate + 5.508%) (A)	7.125	01-16-30	EUR	544,000	608,014

CPI Property Group SA (4.875% to 10-16-25, then 5 Year Euro Swap Rate + 4.944% to 10-16-30, then 5 Year Euro Swap Rate + 5.194% to 10-16-45, then 5 Year Euro Swap Rate + 5.944%) (A)	4.875	07-16-25	EUR	215,000	234,429
Term loans (D) 40.7%					$32,105,243
(Cost $31,775,237)
Communication services 2.6%					2,071,165
Interactive media and services 2.1%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.572	05-03-28		324,409	306,567
ZPG, Ltd., 2023 GBP Term Loan B (1 month SONIA + 5.500%)	7.375	07-20-28	GBP	1,000,000	1,326,464
Media 0.5%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.791	08-02-29		453,964	438,134
7	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 8.2%					$6,473,773
Diversified consumer services 2.9%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	7.375	11-14-31	EUR	1,000,000	1,131,434
Eagle Bidco, Ltd., 2021 EUR Term Loan B (1 month EURIBOR + 3.250%)	7.375	03-20-28	EUR	1,000,000	1,122,349
Hotels, restaurants and leisure 2.2%
International Entertainment JJCo 3, Ltd., USD Term Loan B (E)	TBD	04-02-32		100,000	99,750
Kingpin Intermediate Holdings LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	7.822	02-08-28		497,468	486,275
Qsrp Finco Sarl, 2024 EUR Add on Term Loan B (6 month EURIBOR + 5.250%)	7.871	06-19-31	EUR	1,000,000	1,131,151
Leisure products 0.6%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	8.025	02-20-30		496,250	491,134
Specialty retail 1.2%
PetSmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.172	02-11-28		496,144	488,082
Victra Holdings LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 4.250%)	8.549	03-31-29		481,406	467,566
Textiles, apparel and luxury goods 1.3%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	6.477	10-25-28	EUR	1,000,000	1,056,032
Consumer staples 3.6%					2,821,182
Consumer staples distribution and retail 1.3%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	7.056	11-04-30	EUR	900,000	987,072
Food products 2.3%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.686	08-13-30		498,715	489,987
Artisan Newco BV, 2025 EUR Term Loan B (E)	TBD	03-19-32	EUR	989,866	1,115,764
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.237	09-30-31		230,259	228,359
Financials 3.2%					2,531,365
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	7.313	07-31-31		497,500	494,704
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance 0.1%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.799	11-24-28		42,482	$42,012
Insurance 2.5%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.322	11-06-30		497,503	490,976
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.686	12-23-26		376,122	372,771
Athena Holdco SAS, 2024 EUR 1st Lien Term Loan B (3 month EURIBOR + 3.500%)	5.855	04-14-31	EUR	1,000,000	1,130,902
Health care 5.1%					4,046,830
Health care providers and services 3.3%
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.280	08-01-29		496,241	495,466
Inception Finco Sarl, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.855	04-09-31	EUR	1,000,000	1,127,662
SM Wellness Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.500%)	7.375	04-14-28		494,872	484,974
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.541	12-20-27		496,124	477,023
Health care technology 1.2%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.074	05-01-31		495,013	483,875
Imprivata, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.500%)	7.780	12-01-27		496,231	496,603
Pharmaceuticals 0.6%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.322	04-23-31		497,500	481,227
Industrials 10.2%					8,001,188
Commercial services and supplies 6.7%
Albion Financing 3 SARL, 2025 EUR Term Loan B (E)	TBD	08-16-29	EUR	1,000,000	1,124,615
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.172	05-12-28		297,271	296,819
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.569	10-21-30		495,000	492,060
PAX Holdco Spain SL, 2025 EUR Term Loan B (3 month EURIBOR + 4.000%)	7.375	12-31-29	EUR	1,000,000	1,122,088
9	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Shilton Bidco, Ltd., 2024 EUR 1st Lien Term Loan B (3 month EURIBOR + 4.000%)	6.355	01-14-30	EUR	1,000,000	$1,132,046
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5 (3 month EURIBOR + 3.500%)	6.027	07-15-29	EUR	1,000,000	1,133,111
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.936	07-31-28		486,755	481,887
Machinery 0.7%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.800	07-01-31		22,460	22,209
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.822	07-01-31		496,132	490,615
Professional services 2.2%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.072	01-31-31		464,942	458,354
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.072	06-02-31		58,110	57,592
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.000%)	9.459	06-08-28	GBP	1,000,000	990,636
The Dun & Bradstreet Corp., 2024 Term Loan (E)	TBD	01-18-29		200,000	199,156
Information technology 6.8%					5,370,476
IT services 0.6%
ION Trading Technologies Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.799	04-01-28		477,380	462,858
Software 4.6%
Bending Spoons US, Inc., Term Loan B (3 month CME Term SOFR + 5.250%)	9.536	03-07-31		65,639	65,393
BMC Software, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.322	07-30-31		500,000	489,430
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 3.250%)	5.436	07-10-28	EUR	1,000,000	1,127,730
Ivanti Software, Inc., 2021 Add On Term Loan B (E)	TBD	12-01-27		11,169	8,558
Leia Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.458	10-09-31		500,000	496,390
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	10

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.319	03-01-29		497,503	$465,787
Rocket Software, Inc., 2023 USD Term Loan (E)	TBD	11-28-28		1,000,000	992,220
Technology hardware, storage and peripherals 1.6%
IDEMIA Identity and Security France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.355	09-30-28	EUR	1,000,000	1,112,708
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	7.330	02-20-32		156,853	149,402
Materials 1.0%					789,264
Chemicals 0.9%
Bakelite US Holdco, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.049	12-23-31		498,750	470,571
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.186	02-18-28		224,793	204,562
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (E)	TBD	04-01-32		1,979	1,961

Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (E)	TBD	04-01-32		113,174	112,170
Collateralized mortgage obligations 9.8%					$7,733,506
(Cost $7,746,407)
U.S. Government Agency 9.8%					7,733,506
FARM Mortgage Trust
Series 2024-2, Class B (F)(G)	5.593	08-01-54		3,261,749	2,898,255
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (C)(F)	9.718	01-25-50		1,750,000	1,916,250

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (C)(F)	10.354	08-25-33		2,500,000	2,919,001
Asset-backed securities 20.8%					$16,419,229
(Cost $16,080,443)
Asset-backed securities 20.8%					16,419,229
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (C)	8.586	07-20-32	EUR	2,850,000	3,228,505
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (C)	8.366	07-19-35	EUR	2,000,000	2,175,338
11	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (C)	11.519	07-15-34	EUR	1,500,000	$1,609,850
FIGRE Trust
Series 2023-HE2, Class CE (F)(G)	5.172	05-25-53		1,766,232	2,101,180
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (C)(F)	8.549	07-15-37	EUR	2,860,000	3,129,512
Providus CLO V DAC
Series 5X, Class E (3 month EURIBOR + 5.290%) (C)	7.846	02-15-35	EUR	2,700,000	2,932,195
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (C)	8.299	07-15-35	EUR	1,100,000	1,242,649

	Yield (%)	Shares	Value
Short-term investments 5.3%			$4,182,933
(Cost $4,182,933)
Short-term funds 5.3%			4,182,933
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2762(H)	4,182,933	4,182,933

Total investments (Cost $76,899,543) 99.4%	$78,420,400
Other assets and liabilities, net 0.6%	469,760
Total net assets 100.0%	$78,890,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	12

(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,964,198 or 16.4% of the fund’s net assets as of 4-30-25.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 4-30-25.
13	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	37,816,651	EUR	34,500,000	SSB	5/12/2025	—	$(1,283,252)
USD	9,945,999	GBP	7,800,000	SSB	5/12/2025	—	(449,146)
						—	$(1,732,398)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $77,547,479. Net unrealized depreciation aggregated to $859,477, of which $2,175,541 related to gross unrealized appreciation and $3,035,018 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	14

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $76,899,543)	$78,420,400
Foreign currency, at value (Cost $4,154,975)	4,213,753
Dividends and interest receivable	696,322
Receivable for investments sold	1,074,945
Receivable from affiliates	21,125
Other assets	61,273
Total assets	84,487,818
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,732,398
Due to custodian	67,684
Payable for investments purchased	3,685,639
Payable to affiliates
Accounting and legal services fees	10,685
Trustees’ fees	364
Other liabilities and accrued expenses	100,888
Total liabilities	5,597,658
Net assets	$78,890,160
Net assets consist of
Paid-in capital	$80,025,256
Total distributable earnings (loss)	(1,135,096)
Net assets	$78,890,160

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($78,890,160 ÷ 4,003,090 shares)	$19.71
15	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Interest	$3,076,311
Dividends	141,651
Total investment income	3,217,962
Expenses
Investment management fees	486,685
Accounting and legal services fees	6,054
Transfer agent fees	15,726
Trustees’ fees	32,169
Custodian fees	18,431
State registration fees	2,689
Printing and postage	13,393
Professional fees	344,680
Offering and organization costs	160,095
Other	5,766
Total expenses	1,085,688
Less expense reductions	(390,657)
Net expenses	695,031
Net investment income	2,522,931
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	420,386
Forward foreign currency contracts	(579,707)
(159,321)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	988,570
Forward foreign currency contracts	(1,736,546)
(747,976)
Net realized and unrealized loss	(907,297)
Increase in net assets from operations	$1,615,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	16

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Period ended 10-31-24[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,522,931	$1,729,230
Net realized loss	(159,321)	(54,981)
Change in net unrealized appreciation (depreciation)	(747,976)	497,094
Increase in net assets resulting from operations	1,615,634	2,171,343
Distributions to shareholders
From earnings
Class I	(3,454,089)	(1,508,612)
Total distributions	(3,454,089)	(1,508,612)
From fund share transactions	3,457,272	76,508,612
Total increase	1,618,817	77,171,343
Net assets
Beginning of period	77,271,343	100,000
End of period	$78,890,160	$77,271,343

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
17	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24[2]
Per share operating performance
Net asset value, beginning of period	$20.18	$20.00
Net investment income[3]	0.64	0.46
Net realized and unrealized gain (loss) on investments	(0.22)	0.12
Total from investment operations	0.42	0.58
Less distributions
From net investment income	(0.89)	(0.40)
Net asset value, end of period[4]	$19.71	$20.18
Total return (%)[5]	2.08[6]	2.92[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	2.79[7]	3.11[8]
Expenses including reductions	1.79[7]	1.75[8]
Net investment income	6.48[7]	6.26[7]
Portfolio turnover (%)	35	28

[1]	Period ended 4-30-25. Unaudited.
[2]	Period from 6-18-24 (commencement of operations) to 10-31-24.
[3]	Based on average daily shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS Multi Asset Credit Fund	18

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock CQS Multi Asset Credit Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class I shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
Prior to December 3, 2024, John Hancock CQS Multi Asset Credit Fund was known as John Hancock Multi Asset Credit Fund.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Multi Asset Credit Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on July 26, 2024, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by CQS (US), LLC (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). As of April 30, 2025, the net assets of the subsidiary were $1,146,499 representing 1.45% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
19	JOHN HANCOCK CQS Multi Asset Credit Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$17,979,489	—	$15,713,788	$2,265,701
Term loans	32,105,243	—	32,105,243	—
Collateralized mortgage obligations	7,733,506	—	7,733,506	—
Asset-backed securities	16,419,229	—	16,419,229	—
Short-term investments	4,182,933	$4,182,933	—	—
Total investments in securities	$78,420,400	$4,182,933	$71,971,766	$2,265,701
Derivatives:
Liabilities
Forward foreign currency contracts	$(1,732,398)	—	$(1,732,398)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 10-31-24	2,175,500
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	90,201
| JOHN HANCOCK CQS Multi Asset Credit Fund	20

Corporate bonds
Balance as of 4-30-25	$2,265,701
Change in unrealized appreciation (depreciation) at period end[1]	$90,201

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-31-25	Valuation technique	Significant unobservable inputs	Input/ Range	Input weighted average*
Corporate bonds	$2,265,701	Transaction Indicative of value	Prior/recent transactions	EUR 100.00	EUR 100.00
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At April 30, 2025, the fund had $7,041 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly
21	JOHN HANCOCK CQS Multi Asset Credit Fund |

than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Offering costs are accounted for as a deferred charge by the fund and will be amortized over the fund’s first year of operations. $160,095 of offering costs were expensed during the six months ended April 30, 2025 and $43,341 of unamortized offering costs are included in Other assets within the Statement of assets and liabilities.
| JOHN HANCOCK CQS Multi Asset Credit Fund	22

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and non-deductible start up costs.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
23	JOHN HANCOCK CQS Multi Asset Credit Fund |

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $41.9 million to $47.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(1,732,398)
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(579,707)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(1,736,546)
| JOHN HANCOCK CQS Multi Asset Credit Fund	24

Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock  Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: (a) 1.250% of the first $250 million of the fund’s average daily net assets; (b) 1.200% of the next $500 million of the fund’s average daily net assets; and (c) 1.175% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.51% of average monthly net assets of the fund. “Other expenses” means all the expenses of the fund, excluding: the management fees; interest expenses; 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $390,657 for the six months ended April 30, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.25% of the fund’s average daily net assets.
25	JOHN HANCOCK CQS Multi Asset Credit Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2025, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Period ended 10-31-24[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	25	$3,183	3,750,000	$75,000,000
Issued pursuant to Dividend Reinvestment Plan	173,028	3,454,089	75,037	1,508,612
Net increase	173,053	$3,457,272	3,825,037	$76,508,612
Total net increase	173,053	$3,457,272	3,825,037	$76,508,612

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
Affiliates of the fund owned 100% of shares of Class I on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I Shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline. The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). The repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares. There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund. The fund
| JOHN HANCOCK CQS Multi Asset Credit Fund	26

conducted two quarterly repurchase offer during the six months ended April 30, 2025. The fund offered to repurchase shares up to 5% of the aggregate of its issued and outstanding shares at a price equal to the net asset value as of the valuation date for the repurchase offers, December 17, 2024 ($20.20) and March 18, 2025 ($19.97). No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $26,716,411 and $25,671,587, respectively, for the six months ended April 30, 2025.
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK CQS Multi Asset Credit Fund |

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered , closed-end management investment company, common shares of which were initially offered to the public on June 18, 2024.
Dividends and distributions
During the six months ended April 30, 2025, distributions from net investment income totaling $0.8864 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
November 26, 2024	$0.2349
December 31, 2024	0.2770
January 31, 2025	0.1002
February 28, 2025	0.0963
March 31, 2025	0.1380
April 30, 2025	0.0400
Total	$0.8864
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	28

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Managers
Craig Scordellis
James Fitzpatrick
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alts 801 Pennsylvania Ave Suite 219285 Kansas City, MO 64105-1307
29	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

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Not part of the shareholder report

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of CQS Multi Asset Credit Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443006	JHMACSA 4/25
06/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Multi Asset Credit Fund

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President,
Principal Executive Officer
Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President,
Principal Executive Officer
Date:	June 26, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 26, 2025